Prospectus supplement dated March 18, 2013

to the following prospectus(es):

Soloist (dated May 1, 2012)

and

Successor (dated May 1, 2008)

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying investment option under your contract. Effective March 18, 2013, the name of the investment option will be updated as indicated below:

CURRENT NAME	UPDATED NAME

Janus Worldwide Fund: Class T	Janus Global Research Fund: Class T

Janus Worldwide Fund: Class S	Janus Global Research Fund: Class S

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